SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Restricted ordinary shares
SHARE-BASED COMPENSATION
Schedule of share-based compensation expenses recognized

For the Year Ended
December 31,
2018
RMB
Research and development expenses	18,371,203
General and administrative expenses	207,871,076
Total restricted ordinary shares compensation expense	226,242,279

Unvested restricted share units
SHARE-BASED COMPENSATION
Summary of the restricted share units activities

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	—	36,332	472,182
Selling and marketing expenses	—	2,185,586	6,932,616
Research and development expenses	—	1,146,846	6,021,889
General and administrative expenses	375,123	4,233,758	8,487,530
Total restricted share units compensation expense	375,123	7,602,522	21,914,217

Amended 2016 Plan
SHARE-BASED COMPENSATION
Summary of the share options activities

			Weighted
		Weighted	remaining
	Number of	average exercise	contractual	Aggregate
	share	price	years	intrinsic value
		US$		US$
Outstanding at January 1, 2020	8,682,356	1.74
Granted	—	—
Exercised	(2,610,926)	1.34
Forfeited	(79,106)	0.20

Outstanding at December 31, 2020	5,992,324	1.93	7.32	72,489,587
Exercisable as of December 31, 2020	2,032,930	0.35	5.58	27,790,820

Schedule of stock option valuation allowance using the binomial option pricing model

Grant Date:	2018	2019
Risk-free rate of return (per annum)	2.78% - 3.13%	1.90%
Volatility	49.9% - 50.9%	47.9%
Expected dividend yield	0%	0%
Exercise multiple	2.2	2.2-2.8
Fair value of underlying ordinary share	US$2.05 - US$4.10	US$3.425
Expected term (in years)	10	10

Schedule of share-based compensation expenses recognized

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	246,947	255,679	171,501
Selling and marketing expenses	2,124,728	2,471,725	3,012,857
Research and development expenses	955,538	3,060,263	4,895,748
General and administrative expenses	2,392,740	6,232,590	9,614,592
Total share options compensation expense	5,719,953	12,020,257	17,694,698

Amended 2016 Plan | Restricted ordinary shares
SHARE-BASED COMPENSATION
Summary of the restricted share units activities

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2020	1,744,600	3.64

Granted	2,187,700	3.81
Vested	(473,650)	3.70
Forfeited	(750)	3.89

Unvested as of December 31, 2020	3,457,900	3.74

2018 Plan
SHARE-BASED COMPENSATION
Schedule of share-based compensation expenses recognized

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	246,947	292,011	643,683
Selling and marketing expenses	2,124,728	4,657,311	9,945,473
Research and development expenses	52,864,313	4,207,109	10,917,637
General and administrative expenses	210,638,939	10,466,348	18,102,122
Total share-based compensation expense	265,874,927	19,622,779	39,608,915